Supplement dated March 5, 2012
To The Prospectus Dated December 30, 2011 For

ELITE ACCESSSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

ELITE ACCESSSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com).

The purpose of this supplement is to make changes, effective March 5, 2012, to your prospectus regarding the Investment Divisions available under your Contract.  The updates to your prospectus reflecting these changes are described below with references to those parts of the prospectus modified by this supplement.

►	The following funds are added to the fund list located on the back side of the prospectus’ front page:

Curian Variable Series Trust

Curian Guidance – Maximize Income Fund	Curian Dynamic Risk Advantage – Diversified Fund
Curian Guidance – Balanced Income Fund	Curian Dynamic Risk Advantage – Aggressive Fund
Curian Guidance – Rising Income Fund	Curian Dynamic Risk Advantage – Income Fund
Curian Guidance – Moderate Growth Fund	Curian/American Funds® Growth Fund
Curian Guidance – Maximum Growth Fund	Curian/Epoch Global Shareholder Yield Fund
Curian Guidance – Tactical Moderate Growth Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Guidance – Tactical Maximum Growth Fund	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Institutional Alt 65 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund	Curian/PIMCO Credit Income Fund
Curian Tactical Advantage 35 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Tactical Advantage 60 Fund	Curian/The Boston Company Equity Income Fund
Curian Tactical Advantage 75 Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

►	The following fund is added to the fund list for the JNL Series Trust located on the back side of the prospectus’ front page:

JNL/BlackRock Commodity Securities Fund

►
Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” the following rows and applicable footnotes are added to the first and second Fund Operating Expenses tables:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
Curian Tactical Advantage 35 Fund	0.75%	0.25%	0.22%E	0.23%E	1.45%	(0.30%)B	1.15%B
Curian Tactical Advantage 60 Fund	0.75%	0.25%	0.22%E	0.25%E	1.47%	(0.30%)B	1.17%B
Curian Tactical Advantage 75 Fund	0.75%	0.25%	0.22%E	0.27%E	1.49%	(0.30%)B	1.19%B
Curian Dynamic Risk Advantage – Income Fund	0.95%	0.25%	0.22%E	0.35%E	1.77%	(0.35%)B	1.42%B
Curian/American Funds® Growth Fund	1.17%D	0.25%D	0.24%D,E	0.00%E	1.66%D	(0.50%)C	1.16%C,D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Curian Guidance – Maximize Income Fund	0.20%	0.00%	0.22%E	1.10%E	1.52%
Curian Guidance – Balanced Income Fund	0.20%	0.00%	0.22%E	1.18%E	1.60%
Curian Guidance – Rising Income Fund	0.20%	0.00%	0.22%E	1.20%E	1.62%
Curian Guidance – Moderate Growth Fund	0.20%	0.00%	0.22%E	1.17%E	1.59%
Curian Guidance – Maximum Growth Fund	0.20%	0.00%	0.22%E	1.21%E	1.63%
Curian Guidance – Tactical Moderate Growth Fund	0.20%	0.00%	0.22%E	1.00%E	1.42%
Curian Guidance – Tactical Maximum Growth Fund	0.20%	0.00%	0.22%E	1.33%E	1.75%
Curian Guidance – Institutional Alt 65 Fund	0.20%	0.00%	0.22%E	1.28%E	1.70%
Curian Guidance – Institutional Alt 100 Fund	0.20%	0.00%	0.22%E	1.40%E	1.82%
Curian Dynamic Risk Advantage – Diversified Fund	0.95%	0.25%	0.22%E	0.00%	1.42%
Curian Dynamic Risk Advantage – Aggressive Fund	0.95%	0.25%	0.22%E	0.00%	1.42%
Curian/Epoch Global Shareholder Yield Fund	0.70%	0.25%	0.22%E	0.00%	1.17%
Curian/FAMCO Flex Core Covered Call Fund	0.60%	0.25%	0.22%E	0.00%	1.07%
Curian/Franklin Templeton Natural Resources Fund	0.80%	0.25%	0.22%E	0.00%	1.27%
Curian/Nicholas Convertible Arbitrage Fund	0.85%	0.25%	0.22%E	0.00%	1.32%
Curian/PIMCO Credit Income Fund	0.50%	0.25%	0.22%E	0.00%	0.97%
Curian/PineBridge Merger Arbitrage Fund	0.85%	0.25%	0.22%E	0.00%	1.32%
Curian/The Boston Company Equity Income Fund	0.55%	0.25%	0.22%E	0.00%	1.02%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	0.90%	0.25%	0.22%E	0.00%	1.37%
JNL/BlackRock Commodity Securities Fund	0.79%	0.20%	0.01%	0.01%	1.01%

B
Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a percentage of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

C
Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

D
Fees and expenses at the Master Fund level for Class 1 shares are as follows: Management Fee:  0.32%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.34%.

E	Based on estimated amounts for the initial fiscal year.

►      Under INVESTMENT DIVISIONS, the following is added above the “JNL Series Trust”:

You should read the prospectus for the Curian Variable Series Trust carefully before investing.  The prospectus for the Curian Variable Series Trust contains more information, including any deductions from and expenses paid out of the assets of the Funds, and is included with this prospectus.

Curian Variable Series Trust

Curian Guidance – Maximize Income Fund
Curian Capital, LLC

Seeks the generation of income by investing in shares of a diversified group of other Funds (“Underlying Funds”) that invest primarily in fixed-income securities and other income generating securities or strategies.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Curian Guidance – Balanced Income Fund
Curian Capital, LLC

Seeks a balance between the generation of income and the long-term growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”) that invest in fixed-income and other income orientated securities as well as dividend-paying equity securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Investments in Underlying Funds that invest in fixed-income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Curian Guidance – Rising Income Fund
Curian Capital, LLC

Seeks a potentially rising stream of income through the selection of companies with a multiple-year history of increasing their dividend payouts through its investment in other funds (“Underlying Funds”) that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest both in domestic and international stocks of large established companies with a track record of increasing dividend payments as well as stocks of smaller companies with above-average growth potential.

Curian Guidance – Moderate Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital by investing in a diversified group of other funds (“Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and real estate investment trusts.

Curian Guidance – Maximum Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest primarily in equity securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

Curian Guidance – Tactical Moderate Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.

Curian Guidance – Tactical Maximum Growth Fund
Curian Capital, LLC

Seeks long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (“Underlying Funds”) that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.

Curian Guidance – Institutional Alt 65 Fund
Curian Capital, LLC

Seeks long-term growth of capital and income by investing in shares of a diversified group of funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

Curian Guidance – Institutional Alt 100 Fund
Curian Capital, LLC

Seeks long-term growth of capital by investing in shares of a diversified group of funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities.  The Underlying Funds are part of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

Curian Tactical Advantage 35 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 35% (with a minimum of 20% and a maximum of 50%); the Fund’s target allocation to fixed-income securities is 65% (with a minimum of 50% and a maximum of 80%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Tactical Advantage 60 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 60% (with a minimum of 45% and a maximum of 75%); the Fund’s target allocation to fixed-income securities is 40% (with a minimum of 25% and a maximum of 55%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Tactical Advantage 75 Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Fund’s target allocation to equity securities is 75% (with a minimum of 50% and a maximum of 100%); the Fund’s target allocation to fixed-income securities is 25% (with a minimum of 0% and a maximum of 50%).  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Curian Dynamic Risk Advantage – Diversified Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation and to control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

Curian Dynamic Risk Advantage – Aggressive Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation and to control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -15% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

Curian Dynamic Risk Advantage – Income Fund
Curian Capital, LLC (and Mellon Capital Management Corporation)

Seeks long-term capital appreciation and current income, and to control risk through diversification and systematically increasing allocations to cash equivalents during periods of capital market declines.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.

The Adviser allocates asset class exposure between a “Diversified Component” and a “Cash Equivalent Component”.  The asset allocation to each Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the “Cash Equivalent Component” allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation and income.

Curian/American Funds® Growth Fund
Curian Capital, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)

Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth Fund (“Master Fund”).  The Master Fund invests primarily in common stocks and looks to invest in companies that appear to the Master Fund’s investment adviser to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

Curian/Epoch Global Shareholder Yield Fund
Curian Capital, LLC (and Epoch Investment Partners, Inc.)

Seeks to provide a high level of income.  Capital appreciation is a secondary objective.  The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  The Fund will normally invest in companies located in at least three countries outside of the U.S.

Curian/FAMCO Flex Core Covered Call Fund
Curian Capital, LLC (and Fiduciary Asset Management Inc.)

Seeks long-term capital appreciation while reducing the downside risk of equity investments.   Under normal market conditions, the Fund invests in a portfolio of equity securities and uses hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to the equity markets during periods of declining equity prices.

The Fund’s equity investments will consist primarily of large capitalization common stocks of U.S. corporations and U.S. dollar denominated equity securities of foreign issuers, in each case that are traded on national securities exchanges and in NASDAQ/NMS securities.  The Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments would be significant.

Curian/Franklin Templeton Natural Resources Fund
Curian Capital, LLC (and Franklin Advisers, Inc.)

Seeks high total return (consisting of capital appreciation and income).  Under normal market conditions, the Fund invests at least 80% of its assets in the equity and debt securities of companies in the natural resources sector, which is considered by the Sub-Adviser to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  The Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

Curian/Nicholas Convertible Arbitrage Fund
Curian Capital, LLC (and Nicholas Investment Partners, L.P.)

Seeks absolute return by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund. The Fund’s Sub-Adviser combines traditional credit analysis with fundamental and quantitative equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.  In structuring the portfolio, the gross and net exposure is driven by security selection based on a 12-month directional view of the underlying equity or credit.  The Sub-Adviser will typically hedge each position in the Fund within 25% of “delta-neutral” with “bullish” positions under-hedged and “bearish” positions over-hedged.

Curian/PIMCO Credit Income Fund
Curian Capital, LLC (and Pacific Investment Management Company LLC)

Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.

Curian/PineBridge Merger Arbitrage Fund
Curian Capital, LLC (and PineBridge Investments LLC)

Seek capital appreciation through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies involved in publicly announced  mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investment strategy designed to profit from the successful completion of such transactions.

Curian/The Boston Company Equity Income Fund
Curian Capital, LLC (and The Boston Company Asset Management LLC)

Seeks total return (consisting of capital appreciation and income).  Under normal market conditions the Fund invests at least 80% of its assets in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.  The S&P Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 that exhibit strong value characteristics.  The Fund’s stock investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (ADRs), including those purchased in initial public offerings.  The Fund may also invest in fixed-income securities and money market instruments.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Capital, LLC (and The Boston Company Asset Management LLC)

Seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.  The Fund will invest at least 80% of its assets in what the Fund’s sub-adviser (the “Sub-Adviser”) believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The Sub-Adviser attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund has a long position when it owns the security and has “sold short” a position when it sells a security it does not own.  When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender.  The Fund must maintain market collateral at least equal to the current market value of the security sold short.  The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale.

►	Under INVESTMENT DIVISIONS, for JNL Series Trust, the following Investment Division and the brief statement of its respective corresponding investment objective is added:

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

►	Under CONTRACT OWNER TAXATION, in the sub-section titled “Owner Control”, the number of Investment Divisions offered under the Contract is changed from “22” to “47”.

______________________________
(To be used with JMV8037 03/12 and JMV8037NY 03/12)

CMV8695 02/12

Supplement dated March 5, 2012
To The Statement of Additional Information Dated December 30, 2011 For

ELITE ACCESSSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

ELITE ACCESSSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced Statements of Additional Information.  Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►	Under Additional Tax Information, Diversification – Separate Account Investments, the number of Investment Divisions offered under the Contract is changed from “22” to “47”.

______________________________
(To be used with JMV8389 03/12 and NMV8389NY 03/12)
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CMV8701 02/12